TRADE AND OTHER RECEIVABLES - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 154,632,116	$ 153,654,549
Less than one month
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	147,177,119	148,150,717
Between one and three months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	2,230,594	1,872,144
Between three and six months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	1,708,015	838,277
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	509,855	482,596
Older than eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 3,006,533	$ 2,310,815